LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 918.7	$ 464.4
Current portion of long-term debt	8.7	7.5
Non-current portion of long-term debt	910.0	456.9
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	455.0	0.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 447.6	$ 445.7
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16.1	$ 18.7